GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
The changes in the carrying amount of goodwill by reportable operating segment are as follows:

	August 31, 2021	Additions/ Adjustments	Foreign Currency Translation	August 31, 2022	Additions/ Adjustments	Foreign Currency Translation	August 31, 2023
Geographic Markets (1)
North America	$6,618,198	$1,133,033	$(6,649)	$7,744,582	$1,145,007	$(13,539)	$8,876,050
EMEA	3,340,503	1,482,552	(644,202)	4,178,853	596,341	376,955	5,152,149
Growth Markets	1,167,160	127,394	(84,696)	1,209,858	389,318	(54,372)	1,544,804
Total	$11,125,861	$2,742,979	$(735,547)	$13,133,293	$2,130,666	$309,044	$15,573,003
(1)During the first quarter of fiscal 2024, we revised the reporting of our geographic markets for the movement of our Middle East and Africa market units from Growth Markets to Europe, and the Europe market became our EMEA (Europe, Middle East and Africa) geographic market. Prior period amounts have been reclassified to conform with the new presentation.
Goodwill includes immaterial adjustments related to prior period acquisitions.
Intangible Assets
Our definite-lived intangible assets by major asset class are as follows:

	August 31, 2022			August 31, 2023
Intangible Asset Class	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer-related	$2,498,001	$(842,056)	$1,655,945	$2,842,257	$(999,604)	$1,842,653
Technology	283,251	(96,782)	186,469	289,989	(141,022)	148,967
Patents	126,950	(70,745)	56,205	123,579	(70,472)	53,107
Other	62,875	(30,686)	32,189	65,138	(36,908)	28,230
Total	$2,971,077	$(1,040,269)	$1,930,808	$3,320,963	$(1,248,006)	$2,072,957
Total amortization related to our intangible assets was $440,957, $438,897 and $312,706 for fiscal 2023, 2022 and 2021, respectively. Estimated future amortization related to intangible assets held as of August 31, 2023 is as follows:

Fiscal Year	Estimated Amortization
2024	$427,055
2025	392,674
2026	343,203
2027	278,129
2028	246,667
Thereafter	385,229
Total	$2,072,957